Leases (Details) - Schedule of Right-of-Use Assets, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Cost [Member]
Leases (Details) - Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	$ 9,025	$ 8,772
Additions during the year:
New leases	643	954
Terminated lease	(3,041)
Classification	71
Adjustments arising from indexation	137	379
Other	(19)
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(274)	(1,080)
Ending balance	6,542	9,025
Cost [Member] | Office lease [Member]
Leases (Details) - Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	7,231	7,510
Additions during the year:
New leases		243
Terminated lease	(2,961)
Classification
Adjustments arising from indexation	137	379
Other	(19)
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(264)	(901)
Ending balance	4,124	7,231
Cost [Member] | Motor Vehicles [Member]
Leases (Details) - Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	1,794	1,262
Additions during the year:
New leases	643	711
Terminated lease	(80)
Classification	71
Adjustments arising from indexation
Other
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(10)	(179)
Ending balance	2,418	1,794
Accumulated depreciation [Member]
Leases (Details) - Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	2,518	537
Additions during the year:
Depreciation in the year	1,563	2,140
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(49)	(159)
Ending balance	4,032	2,518
Depreciated cost as of December 31, 2022		6,507	$ 2,510
Accumulated depreciation [Member] | Office lease [Member]
Leases (Details) - Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	1,528	168
Additions during the year:
Depreciation in the year	1,033	1,445
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(28)	(85)
Ending balance	2,533	1,528
Depreciated cost as of December 31, 2022		5,703	1,591
Accumulated depreciation [Member] | Motor Vehicles [Member]
Leases (Details) - Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	990	369
Additions during the year:
Depreciation in the year	530	695
Adjustments arising from translating financial statements from functional currency to presentation currency and indexation	(20)	(74)
Ending balance	$ 1,500	990
Depreciated cost as of December 31, 2022		$ 804	$ 918